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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                October 11, 2012
 ------------------------ ----------------------------- ----------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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
CAPE ANN SAVINGS BANK                               SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          10/10/2012
MANAGER CAPE ANN SAVINGS BANK                                     AS OF 9/30/2012
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                               MARKET              INVESTMENT                   VOTING AUTHORITY
                                                                VALUE     AMOUNT   DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)    (SHS)                   MGRS         (A)     (B)     (C)
----------------------------------- --------------- --------- -------- -------- -- ---------- --------------- ------ ------- -------
AT&T INC.                           Common Stock    00206R102      243     6444 SH OTHER                        5338    1106
AT&T INC.                           Common Stock    00206R102     1539    40810 SH SOLE                        40285             525
ABBOTT LABS                         Common Stock    002824100      158     2298 SH OTHER                        2298
ABBOTT LABS                         Common Stock    002824100     1699    24780 SH SOLE                        24220     100     460
AIR PRODS & CHEMS INC               Common Stock    009158106      211     2550 SH SOLE                         2550
APPLE COMPUTER INC                  Common Stock    037833100      153      230 SH OTHER                         230
APPLE COMPUTER INC                  Common Stock    037833100     1745     2616 SH SOLE                         2596      20
AUTOMATIC DATA PROCESSING INC       Common Stock    053015103      250     4260 SH OTHER                        4260
AUTOMATIC DATA PROCESSING INC       Common Stock    053015103     1808    30815 SH SOLE                        30105      35     675
AUTOZONE, INC.                      Common Stock    053332102       46      125 SH OTHER                         125
AUTOZONE, INC.                      Common Stock    053332102      336      910 SH SOLE                          845              65
BB&T CORP                           Common Stock    054937107       61     1854 SH OTHER                        1854
BB&T CORP                           Common Stock    054937107      756    22808 SH SOLE                        21793     200     815
BERKSHIRE HATHAWAY INC DEL B NEW    Common Stock    084670702      117     1330 SH OTHER                        1330
BERKSHIRE HATHAWAY INC DEL B NEW    Common Stock    084670702      900    10200 SH SOLE                         9145     150     905
CHEVRON CORPORATION                 Common Stock    166764100      214     1839 SH OTHER                        1839
CHEVRON CORPORATION                 Common Stock    166764100     1857    15934 SH SOLE                        15219     110     605
CHUBB CORP                          Common Stock    171232101       57      745 SH OTHER                         745
CHUBB CORP                          Common Stock    171232101     1333    17480 SH SOLE                        16885             595
COMPASS MINERALS INTERNATIONAL INC  Common Stock    20451N101       70      941 SH OTHER                         941
COMPASS MINERALS INTERNATIONAL INC  Common Stock    20451N101      449     6023 SH SOLE                         5603      40     380
DANAHER CORP                        Common Stock    235851102       47      850 SH OTHER                         850
DANAHER CORP                        Common Stock    235851102      190     3438 SH SOLE                         3438
EMERSON ELEC CO                     Common Stock    291011104       58     1206 SH OTHER                        1206
EMERSON ELEC CO                     Common Stock    291011104      451     9353 SH SOLE                         9353
EXELON CORPORATION                  Common Stock    30161N101      115     3225 SH OTHER                        3225
EXELON CORPORATION                  Common Stock    30161N101      111     3128 SH SOLE                         3128
EXPEDITORS INTL WASH INC            Common Stock    302130109       15      400 SH OTHER                         400
EXPEDITORS INTL WASH INC            Common Stock    302130109      565    15530 SH SOLE                        14345     175    1010
EXXON MOBIL CORP                    Common Stock    30231G102      857     9375 SH OTHER                        6719    2656
EXXON MOBIL CORP                    Common Stock    30231G102     2869    31376 SH SOLE                        30467             909
GENERAL DYNAMICS CORP               Common Stock    369550108       77     1165 SH OTHER                        1165
GENERAL DYNAMICS CORP               Common Stock    369550108      522     7895 SH SOLE                         7430             465
GENERAL ELEC CO                     Common Stock    369604103      289    12712 SH OTHER                       11912     800
GENERAL ELEC CO                     Common Stock    369604103      507    22310 SH SOLE                        21690     220     400
GENERAL MILLS INC                   Common Stock    370334104       58     1450 SH OTHER                        1050     400
GENERAL MILLS INC                   Common Stock    370334104      533    13376 SH SOLE                        12976             400
GOOGLE INC CL A                     Common Stock    38259P508       69       91 SH OTHER                          91
GOOGLE INC CL A                     Common Stock    38259P508      491      651 SH SOLE                          591              60
INTEL CORP                          Common Stock    458140100        7      295 SH OTHER                         295
INTEL CORP                          Common Stock    458140100      298    13165 SH SOLE                        12765     400
INTERNATIONAL BUSINESS MACHINES COR Common Stock    459200101      304     1465 SH SOLE                         1305      70      90
ISHARES DJ SELECT DIVIDEND          ETF-DOMESTIC LA 464287168     1334    23126 SH SOLE                        21931    1195
ISHARES MSCI EMERGING MKTS INDEX FD ETF-INTERNATION 464287234       59     1425 SH OTHER                        1425
ISHARES MSCI EMERGING MKTS INDEX FD ETF-INTERNATION 464287234      345     8343 SH SOLE                         8343
I SHARES M S C I  E A F E INDEX FUN ETF-INTERNATION 464287465       43      815 SH OTHER                         815
I SHARES M S C I  E A F E INDEX FUN ETF-INTERNATION 464287465     1125    21217 SH SOLE                        21217
iSHARES S&P MID CAP 400 INDEX       ETF-DOMESTIC MI 464287507       88      896 SH OTHER                         896
iSHARES S&P MID CAP 400 INDEX       ETF-DOMESTIC MI 464287507     1167    11828 SH SOLE                        11828
iSHARES RUSSELL 2000 INDEX          ETF-DOMESTIC SM 464287655       75      902 SH OTHER                         902
iSHARES RUSSELL 2000 INDEX          ETF-DOMESTIC SM 464287655     1185    14196 SH SOLE                        14016             180
ISHARES MSCI ACWI INDEX FUND        ETF-INTERNATION 464288257       24      519 SH OTHER                         519
ISHARES MSCI ACWI INDEX FUND        ETF-INTERNATION 464288257      614    13145 SH SOLE                        12988             157
ISHARES IBOXX HY BD                 ETF-FIXED INCOM 464288513      117     1265 SH OTHER                        1265
ISHARES IBOXX HY BD                 ETF-FIXED INCOM 464288513     2112    22884 SH SOLE                        22637      61     186
J P MORGAN CHASE & CO               Common Stock    46625H100       36      900 SH OTHER                         900
J P MORGAN CHASE & CO               Common Stock    46625H100      574    14185 SH SOLE                        13845      90     250
JOHNSON & JOHNSON                   Common Stock    478160104      185     2680 SH OTHER                        1980     700
JOHNSON & JOHNSON                   Common Stock    478160104     1229    17842 SH SOLE                        17362     100     380
KINDER MORGAN MANAGEMENT, LLC       Common Stock    49455U100       36      469 SH OTHER                         469
KINDER MORGAN MANAGEMENT, LLC       Common Stock    49455U100      235     3078 SH SOLE                         2991      87
LOWES COS INC                       Common Stock    548661107       23      775 SH OTHER                         775
LOWES COS INC                       Common Stock    548661107      399    13195 SH SOLE                        12375     300     520
MASTERCARD INC.                     Common Stock    57636Q104      339      751 SH SOLE                          666      15      70
MC DONALDS CORP                     Common Stock    580135101      224     2446 SH OTHER                        2446
MC DONALDS CORP                     Common Stock    580135101     1733    18889 SH SOLE                        18469     125     295

CAPE ANN SAVINGS BANK                               SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          10/10/2012
MANAGER CAPE ANN SAVINGS BANK                                     AS OF 9/30/2012
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                               MARKET              INVESTMENT                   VOTING AUTHORITY
                                                                VALUE     AMOUNT   DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)    (SHS)                   MGRS         (A)     (B)     (C)
----------------------------------- --------------- --------- -------- -------- -- ---------- --------------- ------ ------- -------
MICROSOFT CORP                      Common Stock    594918104       71     2381 SH OTHER                        2381
MICROSOFT CORP                      Common Stock    594918104      392    13185 SH SOLE                        12485             700
NEXTERA ENERGY INC COM              Common Stock    65339F101      279     3960 SH SOLE                         3756             204
NIKE INC                            Common Stock    654106103      151     1586 SH OTHER                        1486     100
NIKE INC                            Common Stock    654106103      692     7289 SH SOLE                         6939             350
NOVARTIS A G  A D R                 American Deposi 66987V109      104     1692 SH OTHER                        1692
NOVARTIS A G  A D R                 American Deposi 66987V109      750    12235 SH SOLE                        11665     150     420
PEPSICO INC                         Common Stock    713448108      185     2610 SH OTHER                        2610
PEPSICO INC                         Common Stock    713448108     1490    21053 SH SOLE                        20353     150     550
PFIZER INC                          Common Stock    717081103       93     3725 SH OTHER                        3725
PFIZER INC                          Common Stock    717081103      766    30833 SH SOLE                        29818            1015
PROCTER & GAMBLE CO                 Common Stock    742718109      154     2223 SH OTHER                        2153      70
PROCTER & GAMBLE CO                 Common Stock    742718109     1255    18095 SH SOLE                        17480     200     415
ROCKPORT NATL BANCORP INC           Common Stock    773871108      602    10120 SH SOLE                        10120
SPDR TR                             ETF-DOMESTIC LA 78462F103      283     1966 SH SOLE                         1966
SELECT SECTOR SPDR-MATERIALS        Common Stock    81369Y100      160     4340 SH OTHER                        4340
SELECT SECTOR SPDR-MATERIALS        Common Stock    81369Y100      549    14906 SH SOLE                        14641     125     140
ENERGY SELECT SECTOR SPDR           Common Stock    81369Y506       13      175 SH OTHER                         175
ENERGY SELECT SECTOR SPDR           Common Stock    81369Y506      374     5095 SH SOLE                         4855             240
SELECT SECTOR SPDR-FINANCIAL        Common Stock    81369Y605      240    15400 SH OTHER                       15400
SELECT SECTOR SPDR-FINANCIAL        Common Stock    81369Y605      814    52203 SH SOLE                        52003     200
INDUSTRIAL SELECT SECTOR SPDR       Common Stock    81369Y704        9      235 SH OTHER                         235
INDUSTRIAL SELECT SECTOR SPDR       Common Stock    81369Y704      365     9997 SH SOLE                         9997
SELECT SECTOR SPDR-TECHNOLOGY       Common Stock    81369Y803       27      883 SH OTHER                         883
SELECT SECTOR SPDR-TECHNOLOGY       Common Stock    81369Y803      758    24581 SH SOLE                        23806             775
UTILITIES SELECT SECTOR SPDR FUND   Common Stock    81369Y886       45     1235 SH OTHER                        1235
UTILITIES SELECT SECTOR SPDR FUND   Common Stock    81369Y886      739    20313 SH SOLE                        19288     205     820
SYSCO CORP                          Common Stock    871829107       91     2910 SH OTHER                        2910
SYSCO CORP                          Common Stock    871829107      389    12450 SH SOLE                        11805             645
AXIAM, INC.                         Common Stock    87508Y992        0    10000 SH SOLE                        10000
TEVA PHARMACEUTICAL INDS LTD ADR    American Deposi 881624209      111     2688 SH OTHER                        2688
TEVA PHARMACEUTICAL INDS LTD ADR    American Deposi 881624209      272     6573 SH SOLE                         6018      75     480
3M CO                               Common Stock    88579Y101      248     2683 SH OTHER                        2583     100
3M CO                               Common Stock    88579Y101     1197    12951 SH SOLE                        12271     100     580
VANGUARD EMERGING MKT ETF           ETF-INTERNATION 922042858      289     6932 SH SOLE                         6282     650
VANGUARD REIT VIPER ETF             Real Estate Inv 922908553       94     1445 SH OTHER                        1445
VANGUARD REIT VIPER ETF             Real Estate Inv 922908553     1346    20719 SH SOLE                        20342             377
VERIZON COMMUNICATIONS INC          Common Stock    92343V104      242     5319 SH OTHER                        5013     306
VERIZON COMMUNICATIONS INC          Common Stock    92343V104      507    11117 SH SOLE                         9829     600     688
WESTERN UNION COMPANY               Common Stock    959802109       84     4605 SH OTHER                        4605
WESTERN UNION COMPANY               Common Stock    959802109      596    32699 SH SOLE                        31464            1235
ACCENTURE LTD                       Common Stock    G1151C101      140     2000 SH OTHER                        2000
ACCENTURE LTD                       Common Stock    G1151C101      589     8407 SH SOLE                         8057     100     250
FINAL TOTALS FOR 109 RECORDS                                     53291